UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          10880 Wilshire Boulevard,
                  Suite 880
                  Los Angeles, CA  90024
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     May 12, 2008

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   38
Form 13F Information Table Value Total:   $318,084

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
ALLSTATE CORP			COM		020002101	8367	174113	SH		SOLE			172528	0	1585
AMERICAN EXPRESS CO		COM		025816109	10756	246014	SH		SOLE			243689	0	2325
AMERICAN INTL GROUP INC		COM		026874107	9767	225824	SH		SOLE			223789	0	2035
ANHEUSER BUSCH COS INC		COM		035229103	8347	175914	SH		SOLE			174294	0	1620
BANK OF AMERICA CORPORATION	COM		060505104	12438	328125	SH		SOLE			324964	0	3161
BRISTOL MYERS SQUIBB CO		COM		110122108	8024	376744	SH		SOLE			373114	0	3630
CEMEX SAB DE CV			SPON ADR NEW	151290889	8118	310780	SH		SOLE			307885	0	2895
CITIGROUP INC			COM		172967101	4081	190465	SH		SOLE			188663	0	1802
ELECTRONIC DATA SYS NEW		COM		285661104	7455	447773	SH		SOLE			443488	0	4285
EMERSON ELEC CO			COM		291011104	6231	121066	SH		SOLE			119881	0	1185
GENERAL DYNAMICS CORP		COM		369550108	8331	99913	SH		SOLE			98978	0	935
HARLEY DAVIDSON INC		COM		412822108	6627	176730	SH		SOLE			175040	0	1690
HOME DEPOT INC			COM		437076102	12575	449608	SH		SOLE			445413	0	4195
INTEL CORP			COM		458140100	13647	644315	SH		SOLE			638015	0	6300
LEGG MASON INC			COM		524901105	8996	160706	SH		SOLE			159191	0	1515
MOTOROLA INC			COM		620076109	9859	1060067	SH		SOLE			1049812	0	10255
NEWELL RUBBERMAID INC		COM		651229106	5917	258662	SH		SOLE			256087	0	2575
PFIZER INC			COM		717081103	7215	344707	SH		SOLE			341392	0	3315
PROGRESSIVE CORP OHIO		COM		743315103	12363	769350	SH		SOLE			762225	0	7125
SPRINT NEXTEL CORP		COM SER 1	852061100	10522	1572653	SH		SOLE			1557778	0	14875
WACHOVIA CORP NEW		COM		929903102	8600	318480	SH		SOLE			315800	0	2680
WAL MART STORES INC		COM		931142103	14685	278760	SH		SOLE			276150	0	2610
WELLS FARGO & CO NEW		COM		949746101	4466	153430	SH		SOLE			152215	0	1215
WESTERN UN CO			COM		959802109	9026	424336	SH		SOLE			420146	0	4190
DELL INC			COM		24702R101	14714	738705	SH		SOLE			731530	0	7175
DIRECTV GROUP INC		COM		25459L106	9419	379944	SH		SOLE			376374	0	3570
EXPEDIA INC DEL			COM		30212P105	4653	212554	SH		SOLE			210594	0	1960
EXXON MOBIL CORP		COM		30231G102	11027	130368	SH		SOLE			129122	0	1246
IAC INTERACTIVECORP		COM NEW		44919P300	4440	213883	SH		SOLE			211843	0	2040
JP MORGAN CHASE & CO		COM		46625H100	11849	275877	SH		SOLE			273357	0	2520
LIBERTY MEDIA CORP NEW		INT COM SER A	53071M104	8961	555224	SH		SOLE			549896	0	5328
LIBERTY MEDIA CORP NEW		CAP COM SER A	53071M302	827	52472	SH		SOLE			51973	0	499
LIBERTY MEDIA CORP NEW		ENT COM SER A	53071M500	4745	209624	SH		SOLE			207628	0	1996
NOVARTIS A G			SPONSORED ADR	66987V109	8258	161200	SH		SOLE			159705	0	1495
WASTE MGMT INC DEL		COM		94106L109	7001	208602	SH		SOLE			206612	0	1990
COVIDIEN LTD			COM		G2552X108	5747	129846	SH		SOLE			128602	0	1244
TYCO INTL LTD BERMUDA		SHS		G9143X208	5796	131565	SH		SOLE			130321	0	1244
TYCO ELECTRONICS LTD		COM NEW		G9144P105	4234	123381	SH		SOLE			122137	0	1244